Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Short-term benefits	$ 3,550	$ 2,106	$ 1,578
Other long-term benefits		63	569
Share-based payment	3,714	2,542	1,689
Benefits to key executive personnel	$ 7,264	$ 4,711	$ 3,836